SCHEDULE OF SUBJECT TO POSSIBLE REDEMPTION (Details) - Keyarch Acquisition Corporation [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in trust account)		$ 150,000	$ 16,399,119
Common Stock Subject to Mandatory Redemption [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Gross proceeds		115,000,000
Proceeds allocated to Public Rights		(9,257,500)
Proceeds allocated to Public Warrants		(2,886,500)
Allocation of offering costs related to redeemable shares	[1]	(2,987,577)
Redemption of public shares from cash held in trust account	[2]	(95,826,230)
Accretion of carrying value to redemption value	[1]	16,281,577
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in trust account)		5,358,313
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in trust account)		150,000
Ordinary shares subject to possible redemption		$ 25,832,083

[1]	During the year ended December 31, 2022, the Company received a discount amounting to $131,420 on outstanding offering cost included within accounts payable and accrued expenses. This has been treated as reversal of offering cost adjusted through additional paid-in capital considering the related offering cost charged against additional paid-in capital at the time of IPO. This reversal of offering cost has been proportionately allocated to redeemable shares based on the fair value of Public Shares leading to a corresponding decrease in carrying value by $117,542 to arrive at the redemption value of ordinary shares subject to possible redemption.
[2]	On July 20, 2023, the holders of 9,122,682 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.50 per share, for an aggregate redemption amount of approximately $95,826,230. Following such redemptions, the Company had 2,377,318 Public Shares issued and outstanding.